Foreign Exchange (Gain) Loss, Net (Tables)	6 Months Ended
Jun. 30, 2022
Foreign Exchange Gains Losses [Abstract]
Schedule of Foreign Exchange Gain Loss Net

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	273	(150)	120	(280)
Other	(13)	(42)	1	(51)
Unrealized Foreign Exchange (Gain) Loss	260	(192)	121	(331)
Realized Foreign Exchange (Gain) Loss	(68)	20	(31)	42
	192	(172)	90	(289)